Obligations under Guarantees and Other Off-balance Sheet Instruments (Maximum Potential Amount of Future Payments Classified Based upon Internal Credit Ratings) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade		¥ 61,313	¥ 76,667
Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade		3,874	4,550
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade		2,909	2,891
Standby Letters of Credit, Financial and Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade		6,783	7,441
Standby Letters of Credit, Financial and Performance Guarantees [Member] | Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade		3,874	4,550
Standby Letters of Credit, Financial and Performance Guarantees [Member] | Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade		2,909	2,891
Normal [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade		6,500	7,207
Normal [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member] | Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade		3,689	4,391
Normal [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member] | Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade		¥ 2,811	¥ 2,816
Close Watch [Member] | Minimum [Member]
Guarantor Obligations [Line Items]
Accruing loans contractually past due, in day		90 days	90 days
Close Watch [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	[1]	¥ 213	¥ 192
Close Watch [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member] | Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	[1]	162	146
Close Watch [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member] | Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	[1]	51	46
Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	[2]	37	14
Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member] | Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	[2]	15	7
Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member] | Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	[2]	22	7
Not Rated [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade		33	28
Not Rated [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member] | Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade		8	6
Not Rated [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member] | Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade		¥ 25	¥ 22

[1]	Borrowers classified as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower's loans are TDRs or loans contractually past due 90 days or more for special reasons.
[2]	Borrowers classified as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.